Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Profit	€ 46.2	€ 31.0	€ 68.5	€ 93.4
Other comprehensive (loss)/income:
Actuarial losses on defined benefit pension plans	(18.0)	(1.9)	(31.0)	(9.0)
Taxation credit on measurement of defined benefit pension plans	3.6	0.6	7.3	2.9
Items not reclassified to the Statement of Profit or Loss	(14.4)	(1.3)	(23.7)	(6.1)
(Loss)/gain on investment in foreign subsidiary, net of hedge	(2.9)	1.8	(2.3)	6.4
Effective portion of changes in fair value of cash flow hedges	(15.4)	18.2	(18.5)	18.1
Taxation credit/(charge) relating to components of other comprehensive income	4.2	(4.9)	3.7	(5.3)
Items that may be subsequently reclassified to the Statement of Profit or Loss	(14.1)	15.1	(17.1)	19.2
Other comprehensive (loss)/income for the period, net of tax	(28.5)	13.8	(40.8)	13.1
Comprehensive income	17.7	44.8	27.7	106.5
Total comprehensive income for the period	17.9	44.8	28.0	106.5
Comprehensive income, attributable to non-controlling interests	€ (0.2)	€ 0.0	€ (0.3)	€ 0.0